CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	275,000,000	275,000,000	275,000,000
Common stock, shares issued	46,909,420	38,874,146	37,165,196
Common stock, shares outstanding	46,809,268	38,773,994	37,065,044
Treasury stock, shares	100,152	100,152	100,152